Product and Geographic Sales Information	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Product and Geographic Sales Information	Segment Information
The Chief Executive Officer is the Company’s Chief Operating Decision Maker (“CODM”). The CODM evaluates segment performance based primarily on revenue and segment Adjusted EBITDA, as described below. The CODM does not review assets by operating segment for the purposes of assessing performance or allocated resources.
During the quarter ended September 30, 2022, the Company realigned its organizational structure and the composition of its reportable segments, which also resulted in a change to its goodwill reporting units. Clarivate has three reportable segments: Academia & Government ("A&G"), Life Sciences & Healthcare ("LS&H"), and Intellectual Property ("IP"). Our segment structure is organized based on the products we offer and the markets they serve. Segment results for all periods presented have been recast to conform to the current presentation.
Each of the Company’s reportable segments, Academia & Government ("A&G"), Life Sciences & Healthcare ("LS&H"), and Intellectual Property ("IP"), recognizes revenue in accordance with the revenue recognition policy within Note 3 - Summary of Significant Accounting Policies and our ten largest customers represented only 9%, 6%, and 5% of revenues for the years ended December 31, 2021, 2020 and 2019, respectively. Below is the overview of the product groups within each reportable segment.
Academia & Government: The A&G segment consists of our Academia & Government product group and our Web of Science products, which provide curated high-value, structured content discovery solutions and related software applications that are embedded into the workflows of our customers, which include libraries, universities and research institutions world-wide.
Life Sciences & Healthcare: The LS&H segment consists of our Life Sciences & Healthcare product group, which includes products and solutions that serve the content and analytical needs of pharmaceutical and biotechnology companies across the drug development lifecycle, such as discovery and preclinical research, competitive intelligence, regulatory information and clinical trials.
Intellectual Property: The IP segment consists of our Patent, Trademark, Domain, and IP Management product groups, which help manage customers' end-to-end portfolio of intellectual property from patents to trademarks to corporate website domains.
Each of the three operating segments represent the segments for which discrete financial information is available and upon which operating results are regularly evaluated by the CODM in order to assess performance and allocate resources. The CODM evaluates performance based primarily on revenue and segment Adjusted EBITDA. Adjusted EBITDA represents net (loss) income before provision for income taxes, depreciation and amortization, interest income and expense adjusted to exclude acquisition or disposal-related transaction costs (such costs include net income from continuing operations before provision for income taxes, depreciation and amortization and interest income and expense from divestitures), losses on extinguishment of debt, stock-based compensation, unrealized foreign currency gains/(losses), costs associated with the transition services agreement with Thomson Reuters, separation and integration costs, transformational and restructuring expenses, acquisition-related adjustments to deferred revenues, costs related to our merger with Churchill Capital Corp in 2019, non-cash income/(loss) on equity and cost method investments, non-operating income or expense, the impact of certain non-cash, legal settlements and other items that are included in net income for the period that the Company does not consider indicative of its ongoing operating performance and certain unusual items impacting results in a particular period.

The following table summarizes revenue by reportable segment for the periods indicated:

	Year Ended December 31,
	2021	2020	2019
Academia and Government	$489,409	$384,677	$380,302
Life Sciences and Healthcare	413,215	352,088	167,240
Intellectual Property	974,270	517,282	426,803
Total Revenues	$1,876,894	$1,254,047	$974,345

Adjusted EBITDA by segment

The following table presents segment profitability and a reconciliation to net income for the periods indicated:

	Year Ended December 31,
	2021	2020	2019
Academia and Government	$258,849	$202,455	$183,926
Life Sciences and Healthcare	143,633	107,025	41,540
Intellectual Property	397,922	177,120	68,599
Total Adjusted EBITDA	$800,404	$486,600	$294,065
Benefit (provision) for income taxes	(12,298)	2,698	(10,201)
Depreciation and amortization	(537,815)	(303,150)	(200,542)
Interest, net	(252,490)	(111,914)	(157,689)
Mark to market adjustment on financial instruments (1)	81,320	(205,062)	(47,656)
Deferred revenues adjustment (2)	(3,951)	(23,101)	(438)
Transaction related costs (3)	(46,216)	(99,286)	(46,214)
Share-based compensation expense	(139,571)	(70,472)	(51,383)
Gain on sale of assets	—	28,140	—
Restructuring and impairment (4)	(129,459)	(56,138)	(15,670)
Legal settlement	—	—	39,399
Impairment on assets held for sale	—	—	(18,431)
Other (5)	(30,372)	1,060	(43,873)
Net loss	$(270,448)	$(350,625)	$(258,633)
Dividends on preferred shares	(41,508)	—	—
Net loss attributable to ordinary shares	$(311,956)	$(350,625)	$(258,633)

(1)Reflects mark to market adjustments on financial instruments under Accounting Standards Codification 815, Derivatives and Hedging, ("ASC 815"). Warrant instruments that do not meet the criteria to be considered indexed to an entity's own stock shall be initially classified as a liability at their estimated fair values, regardless of the likelihood that such instruments will ever be settled in cash. In periods subsequent to issuance, changes in the estimated fair value of the liabilities are reported through earnings.
(2)Reflects the deferred revenues adjustment made as a result of purchase accounting prior to the adoption of FASB ASU No. 2021-08, "Accounting for Contract Assets and Contract Liabilities from Contracts with Customers". In the fourth quarter of 2021, Clarivate adopted ASU No. 2021-08 which allows an acquirer to account for the related revenue contracts in accordance with Topic 606 as if it had originated the contracts. This guidance was applied retrospectively to all business combinations for which the acquisition date occurs during or subsequent to the fiscal year 2021.
(3)Includes costs incurred to complete business combination transactions, including acquisitions, dispositions and capital market activities and include advisory, legal, and other professional and consulting costs. This also includes the mark to market adjustments on the contingent stock consideration associated with the CPA Global and DRG acquisitions.
(4)Reflects costs related to restructuring and impairment associated with the acquisition of primarily DRG and CPA Global in 2020. This also includes costs incurred in connection with the initiative, following our merger with Churchill Capital Corp in 2019, to streamline our operations by simplifying our organization and focusing on three segments. During 2021, the CPA Global plan continued as well as the addition of the One Clarivate and ProQuest Programs, which were approved restructuring actions to streamline operations within targeted areas of the Company. Additionally, during the year ended December 31, 2021, 2020 and 2019, we incurred impairment charges taken on right-of-use assets of $57,305, $4,771 and $0 respectively, relating to the exit and ceased use of leased properties.
(5)Includes primarily the net impact of foreign exchange gains and losses related to the re-measurement of balances and other items that do not reflect our ongoing operating performance. The 2020 detail also includes costs related to a transition services agreement and offset by the reverse transition services agreement from the sale of MarkMonitor. In 2019, this includes payments to Thomson Reuters under the Transition Services Agreement. For both 2020 and 2019, this also includes costs incurred in connection with and after our separation from Thomson Reuters in 2016 relating to the implementation of our standalone company infrastructure and related cost-savings initiatives. These costs include mainly transition consulting, technology infrastructure, personnel and severance expenses relating to our standalone company infrastructure, which are recorded in selling, general and administrative costs in our income statement, as well as expenses related to the restructuring and transformation of our business following our separation from Thomson Reuters in 2016 mainly related to the integration of separate business units into one functional organization and enhancements in our technology. These costs were largely wound down by the end of 2020.
Consolidated Revenue and Long-Lived Assets Information by Geographic Area

Revenues recognized in the U.S. represented 46%, 45%, and 43% of revenues for the years ended December 31, 2021, 2020 and 2019, respectively and no other country accounted for more than 10% of revenues.

Revenue by Geography
The following table summarizes revenue from external customers by geography, which is based on the location of the customer:

	Year ended December 31,
Revenue:	2021	2020	2019
Americas	$928,690	$631,222	$463,041
Europe/Middle East/Africa	555,804	365,599	278,738
APAC	396,351	280,327	233,004
Deferred revenues adjustment	(3,951)	(23,101)	(438)
Total	$1,876,894	$1,254,047	$974,345

Assets by Geography
Assets are allocated based on operations and physical location. The following table summarizes non-current assets other than financial instruments, operating lease ROU assets and deferred tax assets by geography:

	Year ended December 31,
Assets:	2021	2020
Americas	$8,944,134	$3,238,734
Europe/Middle East/Africa	10,555,892	10,859,341
APAC	682,953	692,623
Total Assets	$20,182,979	$14,790,698